DEBENTURES, NOTES AND LOANS	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Debt Disclosure [Abstract]
DEBENTURES, NOTES AND LOANS

NOTE 9 – DEBENTURES AND NOTES:

Senior Debentures offering

Beginning in November 2015, the Company conducted an offering (the “Offering”) of up to $3,000,000 of the Company’s Senior Debentures (the “Debentures”) and Warrants (the “Warrants”, together with the “Debentures”, the “Securities”) to purchase up to 8,000,000 shares of common stock of the Company, par value $0.001 per share, in proportion pro rata to each Subscriber’s subscription amount relative to the total Offering amount, with 50% of the shares exercisable at a price per share of $0.05 and the other 50% of the shares exercisable at price per share of $0.075.

The Debentures bear interest at 11%, paid quarterly, and mature in two years. The Debentures are secured by a pledge agreement between the Company and each investor, whereby the Company pledged as collateral up to 49% of its shares of common stock in Eastern Sphere, Ltd., our wholly-owned subsidiary (the “Pledge Agreement”). The Pledge Agreement further provides that the Company’s obligations under the Debentures rank senior to all other indebtedness of Blue Sphere Corporation, but are subordinate to all indebtedness and liabilities of its subsidiaries and project-level operating entities. The Warrants are exercisable for 5 years from the date of issuance, with 50% exercisable at $0.05 per share and 50% exercisable at $0.075 per share

The warrants were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $208,597 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0
Risk-free interest rate	1.74%
Expected term (years)	5
Volatility	202%

The Securities were offered pursuant to subscription agreements with each investor (the “Subscription Agreement”). Pursuant to the Subscription Agreements, the investors in the Offering shall have the right to collectively designate one observer or member to the Company’s Board of Directors.

On December 23, 2015, the Company completed the closing of the Offering and entered into Subscription Agreements with investors representing aggregate gross proceeds to the Company of $3,000,000.

The Company engaged Maxim Group LLC (“Maxim”) to assist in the Offering. Pursuant to the terms of an engagement letter between Maxim and the Company, Maxim received commissions equal to 7% of the gross proceeds raised by Maxim in the Offering, as well as common stock purchase warrants for a number of securities equal to 8% of the total amount of securities sold in the Offering, at a price per share equal to 110% of the price of the securities paid by investors in the Offering. Based on the agreement the Company granted Maxim 4,480,000 warrants at an average exercise price of $ 0.06875.

NOTE 9 – WARRANTS, DEBENTURES AND NOTES

Senior Debentures offering

Beginning in November 2015, the Company conducted an offering (the “Debenture Offering”) of up to $3,000,000 of the Company’s Senior Debentures (the “Debentures”) and warrants (the “Debenture Offering Warrants”, together with the “Debentures”, the “Debenture Offering Securities”) to purchase up to 8,000,000 shares of Common Stock, in proportion pro rata to each Subscriber’s subscription amount relative to the total offering amount, with 50% of the Debenture Offering Warrants exercisable at a price per share of $0.05 and the other 50% of the Debenture Offering Warrants exercisable at price per share of $0.075.

The Debentures bear interest at 11%, paid quarterly, and mature in two years. The Debentures are secured by a pledge agreement between the Company and each investor, whereby the Company pledged as collateral up to 49% of its shares of common stock in Eastern Sphere, Ltd., our wholly-owned subsidiary (the “Pledge Agreement”). The Pledge Agreement further provides that the Company’s obligations under the Debentures rank senior to all other indebtedness of Blue Sphere Corporation, but are subordinate to all indebtedness and liabilities of its subsidiaries and project-level operating entities. The Debenture Offering Warrants are exercisable for 5 years from the date of issuance, with 50% exercisable at $0.05 per share and 50% exercisable at $0.075 per share.

The November 2015 Warrants were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $208,597 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.74%
Expected term (years)	5
Volatility	202%

The Debenture Offering Securities were offered pursuant to subscription agreements with each investor (the “Debenture Offering Subscription Agreement”). Pursuant to the Debenture Offering Subscription Agreements, the investors in the Debenture Offering shall have the right to collectively designate one observer or member to the Company’s Board of Directors.

On December 23, 2015, the Company completed the closing of the Debenture Offering and entered into Debenture Offering Subscription Agreements with investors representing aggregate gross proceeds to the Company of $3,000,000.

The Company engaged Maxim Group LLC to assist in the Debenture Offering. Pursuant to the terms of an engagement letter between Maxim and the Company, Maxim received commissions equal to 7% of the gross proceeds raised by Maxim in the Debenture Offering and warrants to purchase, in the aggregate, up to 4,480,000 shares of Common Stock at an exercise price of $0.06875 per share. The Company has estimated the fair value of such warrants at a value of $116,599 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.74%
Expected term (years)	5
Volatility	202%

On February 3, 2016, the Company issued 3-year warrants to purchase up to 1,500,000 shares of Company’s Common Stock at an exercise price of $0.06 per share, in full satisfaction of certain obligations of the Company.

The Company has estimated the fair value of such warrants at a value of $87,331 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.2%
Expected term (years)	3
Volatility	203%

In connection with the June Offering, the Company issued Warrants to purchase up to 18,266,668 shares of Common Stock at an exercise price of $0.11 per share. The warrants were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $1,140,462 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%

In connection with the June Offering, the Company engaged Maxim Group LLC to assist in the June Offering. Pursuant to the terms of an engagement letter between Maxim and the Company, Maxim received warrants to purchase up to 928,000 shares of Common Stock at an exercise price of $0.0825 per share, and warrants to purchase up to 928,000 shares of Common Stock at an exercise price of $0.121 per share. The Company has estimated the fair value of such warrants at a value of $116,561 at the date of issuance and using the Black-Scholes option pricing model using the following assumptions:

%
Dividend yield	0%
Risk-free interest rate	1.00%
Expected term (years)	5
Volatility	147%

Changes in the fair value of the warrants are recorded as interest expenses.

NOTE 4 – DEBENTURES, NOTES AND LOANS

Convertible Promissory Notes

Between August 4, 2014 and September 30, 2014, the Company issued convertible promissory notes (the “Notes”) to accredited investors in an aggregate principal amount of $1,408,150 for an aggregate purchase price of $1,201,414, net of expenses incurred in connection of such notes.

Between October 1, 2014 and January 20, 2015, the Company issued convertible promissory notes (the “Notes”) to accredited investors in an aggregate principal amount of $504,250 for an aggregate purchase price of $464,970, net of expenses incurred in connection of such notes.

The Notes were generally mature one-year from the date of issuance and accrue interest at rates ranging from 8% to 18% per annum and in an event of default, the Notes bear interest at rates ranging from 12% to 24% per annum. The Notes may generally be converted into shares of the Company’s common stock at conversion prices ranging from 37% to 45% discounts to lowest trade or closing prices during periods in proximity to the time of conversion subject to further discounts in the case of certain events of default.

In accordance with ASC 470-20, the Company allocated to additional paid-in capital a portion of the proceeds of the notes equal to the intrinsic value of the beneficial conversion feature embedded in the debentures and recorded a corresponding discount on such debentures. The amounts allocated to additional paid-in capital were $1,040,919 and $482,485 as of September 30, 2014 and September 30, 2015, respectively. As of September 30, 2015 the notes were converted or repaid in full. During the year ended September 30, 2015, the Company recorded amortization expenses in the amounts of $1,523,404, in respect of the discounts recorded on the debentures.

From February through September 2015, convertible promissory notes holders representing an aggregate principal amount of $1,480,716 converted their notes into 75,060,414 shares of the Company’s common stock.

The Notes include customary default provisions related to payment of principal and interest and bankruptcy or creditor assignment.  In addition, it shall constitute an event of default under certain of the Notes if the Company is delinquent in its filings with the Securities and Exchange Commission, ceases to be quoted on the OTCQB, its common stock is not DWAC eligible or if it has to restate its financial statements in any material respect. In the event of an event of default the Notes may become immediately due and payable at premiums to the outstanding principal. The Notes also provide that if shares issuable upon conversion of the Notes are not timely delivered in accordance with the terms of the Notes then the Company shall be subject to certain cash or share penalties that increase proportionally to the duration of the delinquency up to certain maximums.

The Company paid aggregate commissions of $7,500 to MD Global Partners, LLC and $46,000 to Carter Terry & Company (“Carter Terry”), registered broker-dealers, in connection with the issuance of some of Notes in the aggregate principal of up to $480,000. In addition, Carter Terry is entitled to receive 100,000 shares of the Company’s common stock and a further amount of shares of the Company’s common stock equal to 4% of capital raised by them divided by the closing price of the Company common stock on the date of close. On December 8, 2014 the Company issued 209,041 shares of the Company’s common stock, see note 6 below.

Loans

On March 7, 2012, the Company entered into a loan agreement with Eli Weinberg, pursuant to which Mr. Weinberg loaned the Company $135,000. The full principal amount of the loan remains outstanding. Mr. Weinberg has the option to convert any or all of the principal amount of the loan to common stock of the Company.

On March 15, 2015, the Company entered into a loan agreement with Ori Ackerman (the “Ackerman Loan Agreement”), pursuant to which the Company agreed to borrow $220,000 and issue 3,000,000 shares to Ori Ackerman. The Company received $200,000 under the Ackerman Loan Agreement, as $20,000 was deducted from the original amount of the loan and considered payment of interest in advance. The loan bears no additional interest, and is payable in full within three business days of the date the Company receives revenue from any of its Charlotte, Rhode Island or Italian projects. The Company’s obligations under the loan are personally guaranteed by Shlomi Palas, the Company’s Chief Executive Officer.

On March 25, 2015, the Company entered into a loan agreement with Valter Team, Ltd. (the “Valter Team Loan Agreement”), pursuant to which the Company agreed to borrow $68,750 and issue 250,000 shares to Valter Team Ltd. The Company received $62,500 under the Valter Team Loan Agreement, as $6,250 was deducted from the original amount of the loan. This loan bears no interest and is payable in full on the earlier of the date the Company receives cash proceeds from any of its Charlotte, Rhode Island or Italian projects and December 25, 2015. The Company’s obligations under the loan are personally guaranteed by Shlomi Palas, the Company’s Chief Executive Officer. As of September 30, 2015, the Company repaid the loan in full and issued the 250,000 shares.